Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 25, 2019	Aug. 31, 2016	Jul. 31, 2019	Jul. 31, 2018
Lease expiration date, description		We amended the lease of our primary facility in El Cajon, California under a noncancelable operating lease that now expires in December 2019.
Rent expense per month			$ 111,000	$ 121,000
Sublease Agreement [Member] | SwabPlus L.P. [Member]
Rent expense per month	$ 2,333